Investments held at fair value - Schedule of Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Beginning balance	£ 700	£ 506
Difference on exchange	(53)	19
Additions	416	228
Disposals	(372)	(96)
Provisions	4	17
Reclassifications	0	0
Other fair value movements	24	26
Ending balance	719	700
Current	601	579
Non-current	118	121
Fair value through P&L
Disclosure Of Financial Assets [Line Items]
Beginning balance	640	469
Difference on exchange	(52)	18
Additions	405	209
Disposals	(372)	(93)
Provisions	4	17
Reclassifications	(3)	0
Other fair value movements	30	20
Ending balance	652	640
Current	601	579
Non-current	51	61
Fair value through OCI
Disclosure Of Financial Assets [Line Items]
Beginning balance	60	37
Difference on exchange	(1)	1
Additions	11	19
Disposals	0	(3)
Provisions	0	0
Reclassifications	3	0
Other fair value movements	(6)	6
Ending balance	67	60
Current	0	0
Non-current	£ 67	£ 60